Debt - SRA (Details) - SRA Companies, Inc. - USD ($)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013	Sep. 30, 2015	Jul. 20, 2011
Debt Instrument [Line Items]
Long-term Debt	$ 1,060,160,000	$ 1,069,927,000		$ 1,060,465,000
Less: Current portion of long-term debt	0	(22,000,000)		0
Long-term debt	$ 1,060,160,000	$ 1,047,927,000		1,060,465,000
Stated interest rate	11.00%	11.00%			11.00%
Senior Notes
Debt Instrument [Line Items]
Stated interest rate					11.00%
Interest payment	$ 44,000,000	$ 44,000,000	$ 44,000,000
Senior Notes | Term Loan B Facility
Debt Instrument [Line Items]
Term Loan B Facility	664,167,000	675,000,000		664,167,000
Less: Unamortized discount	(4,007,000)	(5,073,000)		(3,702,000)
Long-term Debt	660,160,000	669,927,000		660,465,000
Senior Notes | Senior Secured Note
Debt Instrument [Line Items]
Long-term Debt	$ 400,000,000	$ 400,000,000		$ 400,000,000
Stated interest rate	11.00%	11.00%		11.00%
Revolving Credit Facility
Debt Instrument [Line Items]
Long-term Line of Credit	$ 0	$ 0		$ 0